TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2025
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

17.TANGIBLE FIXED ASSETS

	Mining	Data
	Machines	Centres	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2025	168,407	690	1,839	170,936

Additions	5,269	126	4,200	9,595
Disposals	(40,299)	—	—	(40,299)
Foreign Exchange movement	27	1	160	173
At 31 December 2025	133,404	817	6,199	140,420

Depreciation and impairment
At 1 January 2025	(162,450)	(690)	(725)	(163,865)
Foreign exchange movement	(1)	—	(133)	(134)
Depreciation charged	(2,605)	(4)	(537)	(3,146)
Disposals	38,655	—	—	38,655
Impairment in asset	(609)	—	—	(609)
At 31 December 2025	(127,010)	(694)	(1,395)	(129,099)
Carrying amount
At 1 January 2025	5,957	—	1,114	7,071
At 31 December 2025	6,394	123	4,804	11,321

	Mining	Data
	Machines	Centers	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2024	168,150	6,280	4,034	178,464

Foreign exchange movement	—	(336)	(604)	(940)
Additions	3	—	—	3
Disposal of subsidiary	—	(5,254)	—	(5,254)
Transfers between classes	1,591	—	(1,591)	—
Disposals	(1,337)	—	—	(1,337)
At 31 December 2024	168,407	690	1,839	170,936

Depreciation and impairment
At 1 January 2024	(116,992)	(1,537)	(206)	(118,736)
Foreign exchange movement	211	847	219	1,277
Depreciation charged	(14,171)	—	(738)	(14,909)
Impairment in asset	(31,498)	—	—	(31,498)
At 30 December 2024	(162,450)	(690)	(725)	(163,865)

Carrying amount
At 1 January 2024	51,158	4,743	3,828	59,729
At 31 December 2024	5,957	—	1,114	7,071

Property, Plant and Equipment Impairments

The Group has a single line of business, crypto mining. During 2025, the Group considers its mining machines to be categorized into five cash generating units (CGU’s) being: The Group operates a single line of business, cryptocurrency mining. For the purposes of impairment assessment, the Group has identified five cash-generating units (“CGUs”), being:

●	Mining Operations at the Group’s owned site in Quebec
●	Mining operations that were hosted at the Merkle Washington Facility
●	Mining Operations that were hosted at the Merkle Tennessee Facility
●	Mining Operations at the Alabama leased facility 1351
●	Mining Operations at the Alabama leased facility 1301

These CGUs represent the five separate locations at which the group hosts it’s mining machines and is the lowest level at which largely independent cash inflows are generated.

In the prior period, the group identified three CGUs, these being: mining operations at the Group’s owned site in Quebec, machines with uncertain re-hosting dates (formally hosted at the Helios facility) and inoperable machines not yet reconditioned (formally hosted at the Helios facility). During 2025, those machines grouped under the latter two CGUs were subsequently sold or re-hosted at the Merkle Washington Facility, the Merkle Tennessee Facility or the Group’s owned site in Quebec. There are two wholly new CGUs in the period arising from the mining machines and other ancillary assets acquired under the restructuring (see Note 21).

Quebec and Alabama CGUs – fair value less costs of disposal (“FVLCD”)

Merkle hosted CGUs –value in use (“VIU”)

At each reporting date, the Group assesses whether there is an indication that an asset may be impaired. If an indication exists, the Group estimates an asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset or CGU’s fair value, less costs of disposal and its value in use. When the carrying value of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In determining the FVLCD of mining equipment, management has used observable market data, including recent sales prices for comparable machines, adjusted for estimated costs of disposal, including transportation.

During 2025, mining economics deteriorated significantly following the Bitcoin halving in April 2024, as reflected in reduced hashprice and secondary market pricing for mining equipment. As a result, the recoverable amount of the Alabama CGU (site 1301) was assessed to be below its carrying value, and an impairment charge of $0.3 million was recognised. No impairment was identified in respect of the Alabama CGU (site 1351).

Mining equipment held at the Baie-Comeau CGU (4,162 machines) had a carrying value of $0.8 million at 31 December 2025 and was measured based on FVLCD using recent market transactions.

Mining equipment held at the Merkle CGUs (12,843 machines) had a carrying value of $1.7 million and was assessed based on value in use. The VIU calculation was derived from a 12-month cash flow forecast, discounted at 11.84%, representing the Group’s estimated cost of capital. Key assumptions underlying the forecast include Bitcoin price, network difficulty, hashprice and operating costs.

Impairment of Chips

In assessing the fair value of machine components, the Group used readily available chip set prices and management’s estimate of other components in the chip sets to determine the value of chips on hand. As a result of this analysis, an impairment of $87k was recorded (2024 - $0.6 million).

Right of Use Assets

	Leasehold
	property	Total
Group	$'000	$'000
Cost
At 01 January 2025	—	—
Additions	1,910	1,910
At 31 December 2025	1,910	1,910
Depreciation and impairment
At 01 January 2025	—	—
Depreciation charged	(16)	(16)
At 31 December 2025	(16)	(16)
Net book amount
At 31 December 2025	1,894	1,894

Right-of-use assets represent the Group’s right to use leased properties under lease arrangements accounted for in accordance with IFRS 16 Leases. They are initially recognised at cost, equal to the corresponding lease liability adjusted for any initial direct costs and prepaid lease payments, and are subsequently depreciated over the lease term. The balance at year end primarily relates to property leases associated with the Group’s Alabama mining operations.